Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Financial Instruments [Abstract]
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745,381	$745,381	$—	$—
Available-for-sale marketable securities	Other current assets	38,657	38,657	—	—
Trading marketable securities	Other assets	204,825	204,825	—	—
Interest rate swap	Other assets	18,078	—	18,078	—
Total assets		$1,006,941	$988,863	$18,078	$—

	Balance Sheet Classification	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$364,418	$364,418	$—	$—
Trading marketable securities	Other assets	190,438	190,438	—	—
Available-for-sale marketable securities	Other current assets	33,745	33,745	—	—
Total assets		$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	Other liabilities	$10,046	$—	$10,046	$—
Total liabilities		$10,046	$—	$10,046	$—

Schedule Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Long-lived assets	$29,234	$—	$29,234	$—
Total assets	$29,234	$—	$29,234	$—